FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 31, 2019
Financial Instruments Tables Abstract
Schedule of Contractual concentration of credit risk
	January 31, 2019	January 31, 2018

Cash and cash equivalents	$8,308,884	$14,321,433
Term deposits	9,656,320	3,694,415
Royalty receivable	3,969,356	3,540,753

Total	$21,934,560	$21,556,601

Schedule of Foreign Currency Risk

	January 31, 2019		January 31, 2018

Cash and cash equivalents	US$	5,842,116	US$	10,125,183
Term deposits		7,360,000		3,005,300
Royalty receivable		2,988,169		2,880,300
Accounts payable		(65)		-
Current income tax liability		(2,160,272)		-

Net exposure	US$	14,029,948	US$	16,010,783

Canadian dollar equivalent		$18,407,291		$19,682,055

Schedule of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Cash and cash equivalents	$8,308,884	$-	$-
Term deposits	9,656,320	-	-
Investments	10,280	-	-
	$17,975,484	$-	$-